Tangible Assets - Investment Properties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Real estate
Investment Properties
Cost of Investment Properties		$ 5,940,404	$ 5,940,404
Transfer from Property and equipment		3,602,455
Additions Investment Properties		11,257,430
Depreciation Investment Property [Abstract]
Depreciation of Investment Properties Accumulated	$ 1,062,769	486,282	382,566
Depreciation Transfer From Property And Equipment	273,672
Depreciation for the Period Investment Properties	302,815	103,716
Carrying Amount of Investment Properties	19,737,520	5,454,122
Total Investment Property
Investment Properties
Cost of Investment Properties		5,940,404	5,940,404
Transfer from Property and equipment		3,602,455
Additions Investment Properties		11,257,430
Depreciation Investment Property [Abstract]
Depreciation of Investment Properties Accumulated	1,062,769	486,282	$ 382,566
Depreciation Transfer From Property And Equipment	273,672
Depreciation for the Period Investment Properties	302,815	103,716
Carrying Amount of Investment Properties	$ 19,737,520	$ 5,454,122